Average Annual Total Returns - Invesco VI Small Cap Equity Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Small-Cap Core Funds Index 1 Year	Lipper VUF Small-Cap Core Funds Index 5 Years	Lipper VUF Small-Cap Core Funds Index 10 Years
Total	Aug. 29, 2003	27.25%	11.82%	10.15%	Aug. 29, 2003	26.87%	11.55%	9.87%	19.96%	13.26%	11.20%	18.40%	15.22%	13.88%	11.23%	11.02%	9.90%